38 Insurance (Details Narrative)	Dec. 31, 2019 Exchange
Disclosure of types of insurance contracts [line items]
Insured of operating risks	3.70
Operational Risks UEG Araucaria [Member]
Disclosure of types of insurance contracts [line items]
Insured of operating risks	4.0307